Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	5
Outstanding Recorded Investment (in Dollars)	$ 0	$ 460
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	0
Outstanding Recorded Investment (in Dollars)	0	0
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	0
Outstanding Recorded Investment (in Dollars)	0	0
Commercial Real Estate Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	2
Outstanding Recorded Investment (in Dollars)	0	159
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	0
Outstanding Recorded Investment (in Dollars)	0	0
Construction Industry [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	1
Outstanding Recorded Investment (in Dollars)	0	74
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Loans That Were Restructured and Defaulted Within the Past 12 Months [Line Items]
Number of Contracts	0	2
Outstanding Recorded Investment (in Dollars)	$ 0	$ 227